Payments, by Category - USD ($) $ in Thousands		Royalties	Fees	Total Payments
Total	[1]	$ 14,836	$ 219	$ 15,055

[1]	All payments relate to the acquisition, development, and production of crude oil and associated liquids-rich natural gas, the Company’s sole reportable segment.